Segment Information (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Segment Reporting [Abstract]
Schedule of Segment Information

	Recorded Music	Music Publishing	Corporate expenses and eliminations	Total
Three Months Ended	(in millions)
March 31, 2020
Revenues	$907	$166	$(2)	$1,071
Operating income (loss)	36	30	(115)	(49)
Amortization of intangible assets	30	17	—	47
Depreciation of property, plant and equipment	10	1	3	14

OIBDA	76	48	(112)	12
March 31, 2019
Revenues	$933	$158	$(1)	$1,090
Operating income (loss)	134	27	(39)	122
Amortization of intangible assets	37	18	—	55
Depreciation of property, plant and equipment	9	2	3	14

OIBDA	180	47	(36)	191

	Recorded Music	Music Publishing	Corporate expenses and eliminations	Total
Six Months Ended	(in millions)
March 31, 2020
Revenues	$1,991	$339	$(3)	$2,327
Operating income (loss)	227	44	(155)	116
Amortization of intangible assets	59	35	—	94
Depreciation of property, plant and equipment	31	2	5	38

OIBDA	317	81	(150)	248
March 31, 2019
Revenues	$1,974	$323	$(4)	$2,293
Operating income (loss)	297	49	(77)	269
Amortization of intangible assets	75	34	—	109
Depreciation of property, plant and equipment	19	3	6	28

OIBDA	391	86	(71)	406

	Recorded Music	Music Publishing	Corporate expenses and eliminations	Total
	(in millions)
2019
Revenues	$3,840	$643	$(8)	$4,475
Operating income (loss)	439	92	(175)	356
Amortization of intangible assets	139	69	—	208
Depreciation of property, plant and equipment	45	5	11	61

OIBDA	623	166	(164)	625
Total assets	2,217	2,581	1,219	6,017
Capital expenditures	29	3	72	104
2018
Revenues	$3,360	$653	$(8)	$4,005
Operating income (loss)	307	84	(174)	217
Amortization of intangible assets	138	68	—	206
Depreciation of property, plant and equipment	35	7	13	55

OIBDA	480	159	(161)	478
Total assets	1,999	2,423	922	5,344
Capital expenditures	20	3	51	74
2017
Revenues	$3,020	$572	$(16)	$3,576
Operating income (loss)	283	81	(142)	222
Amortization of intangible assets	136	65	—	201
Depreciation of property, plant and equipment	32	6	12	50

OIBDA	451	152	(130)	473
Capital expenditures	21	5	18	44

Long-Lived Assets and Revenue by Geographical Areas

Total assets relating to operations in different geographical areas are set forth below as of September 30, 2019 and September 30, 2018.

	2019		2018		2017
	Revenue	Long-lived Assets	Revenue	Long-lived Assets	Revenue
	(in millions)
United States	$1,956	$201	$1,754	$156	$1,587
United Kingdom	596	20	593	23	522
All other territories	1,923	79	1,658	50	1,467

Total	$4,475	$300	$4,005	$229	$3,576